Property, Plant and Equipment - Components of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 7,644,777	$ 7,005,979
Accumulated Depletion and Depreciation, Including Write-downs	(569,141)	(211,630)
Net Book Value	7,075,636	6,794,349
Mining Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	4,562,430	460,938
Accumulated Depletion and Depreciation, Including Write-downs	(444,864)	(108,946)
Net Book Value	4,117,566	351,992
Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	988,407	1,126,657
Accumulated Depletion and Depreciation, Including Write-downs	(57,884)	(19,188)
Net Book Value	930,523	1,107,469
Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	38,293	652,206
Accumulated Depletion and Depreciation, Including Write-downs	(17,346)	(83,496)
Net Book Value	20,947	568,710
Capital Works in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	2,055,647	4,766,178
Accumulated Depletion and Depreciation, Including Write-downs	(49,047)
Net Book Value	2,006,600	4,766,178
Oyu Tolgoi, Mongolia [Member] | Mining Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	4,100,275
Accumulated Depletion and Depreciation, Including Write-downs	(261,862)
Net Book Value	3,838,413
Oyu Tolgoi, Mongolia [Member] | Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	952,171	1,087,799
Accumulated Depletion and Depreciation, Including Write-downs	(44,804)	(15,729)
Net Book Value	907,367	1,072,070
Oyu Tolgoi, Mongolia [Member] | Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	30,423	644,114
Accumulated Depletion and Depreciation, Including Write-downs	(12,049)	(78,354)
Net Book Value	18,374	565,760
Oyu Tolgoi, Mongolia [Member] | Capital Works in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	2,000,324	4,710,266
Net Book Value	2,000,324	4,710,266
Ovoot Tolgoi, Mongolia [Member] | Mining Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	462,155	460,938
Accumulated Depletion and Depreciation, Including Write-downs	(183,002)	(108,946)
Net Book Value	279,153	351,992
Ovoot Tolgoi, Mongolia [Member] | Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	34,984	37,606
Accumulated Depletion and Depreciation, Including Write-downs	(11,836)	(2,215)
Net Book Value	23,148	35,391
Ovoot Tolgoi, Mongolia [Member] | Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	3,214	3,414
Accumulated Depletion and Depreciation, Including Write-downs	(1,425)	(1,231)
Net Book Value	1,789	2,183
Ovoot Tolgoi, Mongolia [Member] | Capital Works in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	55,323	55,912
Accumulated Depletion and Depreciation, Including Write-downs	(49,047)
Net Book Value	6,276	55,912
Other Exploration Projects [Member] | Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	1,252	1,252
Accumulated Depletion and Depreciation, Including Write-downs	(1,244)	(1,244)
Net Book Value	8	8
Other Exploration Projects [Member] | Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	4,656	4,678
Accumulated Depletion and Depreciation, Including Write-downs	(3,872)	(3,911)
Net Book Value	$ 784	$ 767